Subsequent Events (Details Narrative 1b - USD ($)	1 Months Ended	3 Months Ended	9 Months Ended
	Feb. 12, 2016	Jun. 23, 2015	Dec. 31, 2015	Mar. 31, 2015	Mar. 31, 2014
Shares issued	18,286
Warrants issued	18,286	1,200,000
Cash proceeds	$ 128,000	$ 280,000
Exercise price, warrant	$ 7.00
Preferred stock issued for conversion of debt	13,500		2,618,917
Preferred stock issued	716
Dividends paid	$ 6,200
Preferred stock authorized			10,000,000
Preferred stock, par value per share			$ 0.001	$ 0.001	$ 0.001
Convertible Preferred Stock, Shares Issued upon Conversion					750,000
Warrants outstanding	1,874,595		4,971,497	1,544,474
Platinum [Member]
Common shares exchanged	200,000
Warrants cancelled	455,358
Shareholder [Member]
Shares issued	618,685
Warrants cancelled	824,887
Series C Preferred Stock [Member]
Preferred stock authorized	3,000,000
Preferred stock, par value per share	$ 0.001
Convertible Preferred Stock, Shares Issued upon Conversion	1
Series C Preferred Stock [Member] | Platinum [Member]
Preferred stock issued	200,000
Series C Preferred Stock [Member] | Platinum [Member] | Warrant [Member]
Preferred stock issued	1,776,494
Warrants cancelled	2,368,658
Series C Preferred Stock 2 [Member] | Platinum [Member]
Preferred stock issued	341,518
Series A Preferred Stock [Member]
Preferred stock authorized			10,000,000	10,000,000	10,000,000
Series A Preferred Stock [Member] | Platinum [Member]
Warrants issued	80,357